Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computation of basic and diluted earnings (loss) per ordinary share from operations for the years ended December
31
, 2016,
2017
 and
2018
 was as follows:

	For the years ended December 31,
	2016	2017	2018
Numerator:
Net income attributable to Acorn International, Inc. from operations—basic and diluted	$3,438,370	$12,384,303	31,127,184
—Continuing operations	10,347,437	15,858,809	32,364,168
—Discontinued operations	(6,909,067)	(3,474,506)	(1,236,984)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	75,600,700	65,836,869	52,546,325

Income (Loss) per ordinary share:
Basic and diluted	$0.05	$0.19	$0.60
—Continuing operations	0.14	0.24	0.62
—Discontinued operations	(0.09)	(0.05)	(0.02)